General and Administrative Expenses	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text block]
NOTE 14: GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses at December 31, 2011, 2010 and 2009 were as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Payroll and related costs	$7,211	$4,906	$3,745
Professional fees	3,000	3,685	3,081
Other expenses	3,451	3,619	2,289
Total	$13,662	$12,210	$9,115